Liabilities to credit institutions - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,023,582	$ 1,326,388
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	87,039	14,561
Borrowings, Average Amount Outstanding	122,786	31,251
Floorplan facilities | Related parties
Disclosure of detailed information about borrowings [line items]
Borrowings	35,747	16,690
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,788	$ 11,719